Background and Basis of presentation (Details) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Wood Resources LLC Senior lender	Dec. 30, 2012 Wood Resources LLC Senior lender	Jun. 30, 2013 Wood Resources LLC Equity holders	Dec. 30, 2012 Wood Resources LLC Equity holders	Jun. 30, 2013 Southeast Operations item
Background and basis of presentation
Assets allocated										$ 0
Liabilities allocated except book overdraft										0
Debt						0	3,900,000	66,000,000	63,500,000
Interest paid, net	$ 9,200,000	$ 8,400,000	$ 18,100,000	$ 16,700,000	$ 18,600,000	$ 100,000	$ 300,000	$ 6,400,000	$ 12,200,000
Number of operating segments										1